Restatement of Prior Period Financial Statements - Schedule of Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Equity (Details) - USD ($) $ in Thousands		3 Months Ended				6 Months Ended
		Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025
As Previously Reported
Balance			$ (654,868)			$ (654,868)
Net loss		$ (11,910)	(440,314)	$ (40,891)	$ (17,996)	(452,223)	$ (58,887)
Balance		(18,862)				(18,862)
Adjustments
Investor loan advances and deemed contributions			1,111	268	(853)
Additional Paid-in Capital [Member]
As Previously Reported
Net loss
Adjustments
Investor loan advances and deemed contributions			1,111	268	(853)
Accumulated Deficit [Member]
As Previously Reported
Net loss		$ (11,910)	(440,314)	(40,891)	(17,996)
Adjustments
Investor loan advances and deemed contributions
As Previously Reported [Member]
As Previously Reported
Balance			(650,689)			(650,689)
Net loss				(40,215)			(58,225)
Adjustments [Member]
As Previously Reported
Balance			$ (4,179)			$ (4,179)
Net loss				(675)			(662)
Evolution Metals and Technologies Corp [Member]
As Previously Reported
Balance				(68,598)	(50,999)		(50,999)
Net loss				(40,891)	(17,996)
Balance				(107,721)	(68,598)		(107,721)
Adjustments
Investor loan advances and deemed contributions				268	(853)
Evolution Metals and Technologies Corp [Member] | Additional Paid-in Capital [Member]
As Previously Reported
Balance				(592)	261		261
Net loss
Balance				(324)	(592)		(324)
Adjustments
Investor loan advances and deemed contributions				268	(853)
Evolution Metals and Technologies Corp [Member] | Accumulated Deficit [Member]
As Previously Reported
Balance				(78,888)	(60,892)		(60,892)
Net loss				(40,891)	(17,996)
Balance				(119,779)	(78,888)		(119,779)
Adjustments
Investor loan advances and deemed contributions
Evolution Metals and Technologies Corp [Member] | As Previously Reported [Member]
As Previously Reported
Balance	[1]			(66,134)	(49,374)		(49,374)
Net loss				(40,216)	(18,010)
Balance	[1]			(104,850)	(66,134)		(104,850)
Evolution Metals and Technologies Corp [Member] | As Previously Reported [Member] | Additional Paid-in Capital [Member]
As Previously Reported
Balance	[1]			(45)	(45)		(45)
Net loss
Balance	[1]			(45)	(45)		(45)
Evolution Metals and Technologies Corp [Member] | As Previously Reported [Member] | Accumulated Deficit [Member]
As Previously Reported
Balance	[1]			(76,971)	(58,961)		(58,961)
Net loss				(40,216)	(18,010)
Balance	[1]			(117,187)	(76,971)		(117,187)
Evolution Metals and Technologies Corp [Member] | Adjustments [Member]
As Previously Reported
Balance				(2,464)	(1,625)		(1,625)
Net loss				(675)	14
Balance				(2,871)	(2,464)		(2,871)
Adjustments
Investor loan advances and deemed contributions				268	(853)
Evolution Metals and Technologies Corp [Member] | Adjustments [Member] | Additional Paid-in Capital [Member]
As Previously Reported
Balance				(547)	306		306
Net loss
Balance				(279)	(547)		(279)
Adjustments
Investor loan advances and deemed contributions				268	(853)
Evolution Metals and Technologies Corp [Member] | Adjustments [Member] | Accumulated Deficit [Member]
As Previously Reported
Balance				(1,917)	(1,931)		(1,931)
Net loss				(675)	14
Balance				(2,592)	(1,917)		$ (2,592)
Adjustments
Investor loan advances and deemed contributions

[1]	Previously reported amounts include the effects of the retroactive application of the recapitalization.